ACCOUNTS RECEIVABLE, NET (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable, Net [Abstract]
Balance at beginning of the year	$ 4,458	$ 1,433	$ 362
Charge to expenses	$ (2,661)	3,212	$ 1,049
Write off		(7)
Exchange adjustment	$ (70)	(180)	$ 22
Balance at end of the year	$ 1,727	$ 4,458	$ 1,433